Depreciation Included in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 299.4	$ 289.4	$ 265.6
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	268.8	258.7	237.2
Selling, General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation	7.3	8.0	8.2
Research, Development and Engineering Expenses, net
Property, Plant and Equipment [Line Items]
Depreciation	$ 23.3	$ 22.7	$ 20.2